SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

In January 2014, February 2014 and March 2014, the Company's subsidiaries in the Netherlands and Germany jointly entered into three separate line of credit arrangements with a commercial bank to provide them with up to €800, €600 and €1,100 in borrowings, respectively. The borrowing capacity under these arrangements is reduced by €80, €200 and €100, respectively, every quarter, beginning July 1, 2014. The facilities expire on September 30, 2016, December 31, 2014 and December 21, 2016, respectively.

All three arrangements bear an interest, payable quarterly, at the LIBOR rate plus, 3.75% per annum. The lines of credit are secured by the accounts receivable and tangible fixed assets of the Company's subsidiaries in the Netherlands and Germany.